SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the events discussed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 9 and 10, 2023, we received letters from Citi Bank and Wells Fargo which waived their entitlement to the payment of the deferred underwriting fees accrued in connection with the initial public offering.

On February 14, 2023, we entered into a Business Combination Agreement with Vast Solar. The combined entity is to be named Vast and expected to be listed on the NYSE under the ticker symbol “VSTE”. Vast Solar is a world-leading renewable energy company that has developed concentrated solar thermal power systems to generate, store and dispatch 24/7 carbon free, utility-scale electricity, industrial heat and green fuels.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of NETC and Vast and the satisfaction of certain other customary closing conditions.

On February 16, 2023, the Company extended the initial 15-month period to consummate the initial business combination by 3 months by entering into an unsecured promissory note agreement with the Sponsor in the amount of $2,760,000. The notes bear no interest and are due and payable upon the earlier to occur of (i) the date on which our initial business combination is consummated and (ii) the liquidation of the Company on or before May 19, 2023 (unless such date is extended pursuant to our charter or such later liquidation date as may be approved by our stockholders).

If the company consummates an initial business combination, the loans will be repaid out of the proceeds of the trust account for the public stockholders or, at the option of the Sponsor, convert all or a portion of the loans into warrants at a price of $1.00 per warrant. The warrants will be identical to the private placement warrants issued in connection with the initial public offering. If an initial business combination is not consummated, the loans will be repaid only from funds held outside of the Trust Account.